Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets
(8)	Goodwill and Intangible Assets

Goodwill and the changes in the balances at June 30, 2016 and December 31, 2015, recorded in Other assets on the Consolidated Balance Sheets, are as follows:

	June 30, 2016	December 31, 2015
Balance, beginning of year	$482,905	482,905
Increase in goodwill due to acquisition (1)	4,929	—

Balance, end of year	$487,834	482,905

The goodwill balance at June 30, 2016 and December 31, 2015, relates to the Individual Annuity segment. See note 15 for further discussion regarding the operating segments.

Goodwill is reviewed on an annual basis and impairment considerations are made depending on economic market conditions. There were no impairments to goodwill at June 30, 2016 or December 31, 2015.

Intangibles and the changes in the balances at of June 30, 2016 and December 31, 2015, recorded in Other assets on the Consolidated Balance Sheets, are as follows:

	June 30, 2016	December 31, 2015
Balance, beginning of year	$—	2,050
Increase in intangibles due to acquisition (1)	2,872
Amortization	(171)	—
Transfer to held-for-sale	—	(2,050)

Balance, end of year	$2,701	—

(1)	The intangible asset balance relates to the acquisition of a Field Marketing Office (FMO). See note 11 for further details regarding the acquisition.

The net amortization of the intangible assets for the remainder of 2016 and the next five years is expected to be as follows:

Remainder of 2016	$207
2017	410
2018	410
2019	410
2020	410
2021	410
2022 and beyond	444

$2,701

For six month period ended June 30, 2016, no events or changes in circumstances warranted the recoverability testing for intangible assets. During 2015, the remaining intangibles were transferred to held-for-sale assets, and recorded in Other assets on the Consolidated Balance Sheets.

(8)	Goodwill

Goodwill at December 31, 2015 and 2014, and the changes in the balance for the years then ended are as follows:

	2015	2014
Balance, beginning of year	$482,905	484,401
Reduction in goodwill due to sale of minority interest (1)	—	(1,496)

Balance, end of year	$482,905	482,905

(1)	See further discussion regarding the sale of the minority interest in Footnote 17.

The goodwill balance at December 31, 2015 and 2014, relates to the Individual Annuity segment. See note 23 for further discussion regarding the operating segments.

Goodwill is reviewed on an annual basis and impairment considerations are made depending on economic market conditions. There were no impairments to goodwill in 2015 or 2014.